Related Party Transactions - Schedule of Advances and Prepayments to Suppliers (Details) - Image P2P Trading Group Limited [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Advances and prepayments to suppliers	$ 25,244	$ 11,421
Wan An Fu Zhi Yuan Cha Ye Ltd. Co. [Member]
Advances and prepayments to suppliers	$ 9,317	$ 8,938